Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Interest paid	$ 228,244	$ 310,217	$ 128,042
Debt 1 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	103,535
Borrowed	15,000	100,000
Interest	19,931	3,535
Payments	(115,000)
Interest paid	(23,466)
Balance at ending		103,535
Debt 1 [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	52,384
Borrowed	15,000	50,000
Interest	10,890	2,384
Payments	(65,000)
Interest paid	(13,274)
Balance at ending		52,384
Debt 1 [Member] | C F O Of G R Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	51,151
Borrowed		50,000
Interest	9,041	1,151
Payments	(50,000)
Interest paid	(10,192)
Balance at ending		51,151
Debt 2 [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Borrowed	300,000
Interest	130,472
Payments	(61,512)
Balance at ending	368,960
Debt 2 [Member] | Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Borrowed	50,000
Interest	21,745
Payments	(10,252)
Balance at ending	61,493
Debt 2 [Member] | C F O Of G R Unlimited L L C [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Borrowed	100,000
Interest	43,491
Payments	(20,504)
Balance at ending	122,987
Debt 2 [Member] | Director [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning
Borrowed	150,000
Interest	65,236
Payments	(30,756)
Balance at ending	$ 184,480